UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2022

FRANKLIN

GLOBAL DIVIDEND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital appreciation and income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Global Dividend Fund for the six-month reporting period ended March 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 1, 2022, Jacqueline Kenney (formerly known as Jacqueline Hurley) is no longer a portfolio manager for the Fund. For more information, please see the Fund’s prospectus supplement dated March 1, 2022.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

II	Franklin Global Dividend Fund

Performance review

For the six months ended March 31, 2022, Class IS shares of Franklin Global Dividend Fund returned 8.80%. The Fund’s unmanaged benchmark, the MSCI All Country World Index (NR)i, returned 0.96% for the same period. The Lipper Global Equity Income Funds Category Averageii returned 4.58% over the same time frame.

Performance Snapshot as of March 31, 2022 (unaudited)
(excluding sales charges)	6 months
Franklin Global Dividend Fund:
Class A	8.58%
Class C	8.21%
Class FI	8.50%
Class I	8.77%
Class IS	8.80%
MSCI All Country World Index (NR)	0.96%
Lipper Global Equity Income Funds Category Average	4.58%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 28, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.31%, 2.11%, 1.83%, 0.89% and 0.74%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As result of expense limitation arrangements, the ratio of total annual fund operating expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets, will not exceed 1.18% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

Franklin Global Dividend Fund	III

Performance review (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating fund expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations, as well as social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Dividends fluctuate and are subject to change. Dividends represent past performance and there is no guarantee they will continue to be paid. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The MSCI All Country World Index (NR) is a market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 49 country indices comprising 23 developed and 26 emerging market country indices. Net Returns (NR) include income net of tax withholding when dividends are paid.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 130 funds in the Fund’s Lipper category, if any.

IV	Franklin Global Dividend Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2022 and September 30, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Global Dividend Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2021 and held for the six months ended March 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	8.58%	$1,000.00	$1,085.80	1.18%	$6.14	Class A	5.00%	$1,000.00	$1,019.05	1.18%	$5.94
Class C	8.21	1,000.00	1,082.10	1.95	10.12	Class C	5.00	1,000.00	1,015.21	1.95	9.80
Class FI	8.50	1,000.00	1,085.00	1.30	6.76	Class FI	5.00	1,000.00	1,018.45	1.30	6.54
Class I	8.77	1,000.00	1,087.70	0.91	4.74	Class I	5.00	1,000.00	1,020.39	0.91	4.58
Class IS	8.80	1,000.00	1,088.00	0.80	4.16	Class IS	5.00	1,000.00	1,020.94	0.80	4.03

2	Franklin Global Dividend Fund 2022 Semi-Annual Report

[1]	For the six months ended March 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Franklin Global Dividend Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2022

Franklin Global Dividend Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.2%
Communication Services — 9.2%
Diversified Telecommunication Services — 6.2%
AT&T Inc.	92,848	$2,193,998
BCE Inc.	35,800	1,984,514
KT Corp., ADR	146,889	2,106,388	*
Nippon Telegraph & Telephone Corp.	74,329	2,159,767	(a)
Orange SA	149,232	1,764,627	(a)
Verizon Communications Inc.	29,225	1,488,722
Total Diversified Telecommunication Services		11,698,016
Entertainment — 0.9%
Nintendo Co. Ltd.	3,300	1,665,058	(a)
Media — 0.5%
Eutelsat Communications SA	80,764	876,766	(a)
Wireless Telecommunication Services — 1.6%
KDDI Corp.	56,632	1,860,151	(a)
SoftBank Corp.	107,619	1,257,829	(a)
Total Wireless Telecommunication Services		3,117,980
Total Communication Services		17,357,820
Consumer Discretionary — 5.4%
Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	8,500	2,101,880
Household Durables — 1.7%
Newell Brands Inc.	78,000	1,669,980
SEB SA	10,331	1,441,073	(a)
Total Household Durables		3,111,053
Multiline Retail — 1.7%
Dollar General Corp.	5,800	1,291,254
Target Corp.	9,400	1,994,868
Total Multiline Retail		3,286,122
Specialty Retail — 0.9%
Home Depot Inc.	5,700	1,706,181
Total Consumer Discretionary		10,205,236
Consumer Staples — 13.8%
Food & Staples Retailing — 5.0%
Koninklijke Ahold Delhaize NV	63,615	2,044,983	(a)
Kroger Co.	43,027	2,468,459
Lawson Inc.	16,645	636,156	(a)
Walgreens Boots Alliance Inc.	34,917	1,563,234
Walmart Inc.	18,000	2,680,560
Total Food & Staples Retailing		9,393,392

See Notes to Financial Statements.

4	Franklin Global Dividend Fund 2022 Semi-Annual Report

Franklin Global Dividend Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Food Products — 5.5%
Flowers Foods Inc.	66,000	$1,696,860
General Mills Inc.	23,372	1,582,752
Hershey Co.	5,740	1,243,456
JM Smucker Co.	13,800	1,868,658
Kellogg Co.	17,650	1,138,248
Nestle SA, Registered Shares	13,750	1,785,036	(a)
Uni-President Enterprises Corp.	491,000	1,121,091	(a)
Total Food Products		10,436,101
Household Products — 1.0%
Clorox Co.	5,442	756,601
Procter & Gamble Co.	7,448	1,138,055
Total Household Products		1,894,656
Tobacco — 2.3%
Altria Group Inc.	35,734	1,867,101
Imperial Brands PLC	52,050	1,095,968	(a)
KT&G Corp.	20,675	1,375,977	(a)
Total Tobacco		4,339,046
Total Consumer Staples		26,063,195
Financials — 10.5%
Banks — 3.9%
Bank Leumi Le-Israel BM	215,239	2,310,603	(a)
Bank of Nova Scotia	28,794	2,063,706
Industrial and Commercial Bank of China Ltd., Class H Shares	2,609,174	1,599,385	(a)
Postal Savings Bank of China Co. Ltd., Class H Shares	1,674,080	1,351,567	(a)
Total Banks		7,325,261
Insurance — 6.6%
Admiral Group PLC	27,264	913,315	(a)
Allstate Corp.	17,500	2,423,925
Axis Capital Holdings Ltd.	21,000	1,269,870
Direct Line Insurance Group PLC	454,082	1,636,979	(a)
Everest Re Group Ltd.	7,444	2,243,473
Samsung Fire & Marine Insurance Co. Ltd.	2,640	474,964	(a)
Swiss Re AG	19,276	1,834,268	(a)
Travelers Cos. Inc.	9,200	1,681,116
Total Insurance		12,477,910
Total Financials		19,803,171
Health Care — 18.5%
Biotechnology — 3.5%
AbbVie Inc.	18,419	2,985,904

See Notes to Financial Statements.

Franklin Global Dividend Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Dividend Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Biotechnology — continued
Amgen Inc.	8,849	$2,139,865
Gilead Sciences Inc.	25,685	1,526,974
Total Biotechnology		6,652,743
Health Care Providers & Services — 4.8%
AmerisourceBergen Corp.	14,181	2,193,943
Cardinal Health Inc.	29,300	1,661,310
CVS Health Corp.	20,850	2,110,228
UnitedHealth Group Inc.	6,218	3,170,993
Total Health Care Providers & Services		9,136,474
Pharmaceuticals — 10.2%
Bristol-Myers Squibb Co.	36,256	2,647,776
Eli Lilly & Co.	7,700	2,205,049
GlaxoSmithKline PLC	80,354	1,732,749	(a)
Johnson & Johnson	16,818	2,980,654
Merck & Co. Inc.	29,502	2,420,639
Pfizer Inc.	50,500	2,614,385
Roche Holding AG	6,700	2,649,684	(a)
Sanofi	19,039	1,941,679	(a)
Total Pharmaceuticals		19,192,615
Total Health Care		34,981,832
Industrials — 8.8%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	2,966	1,309,192
Air Freight & Logistics — 1.2%
United Parcel Service Inc., Class B Shares	10,500	2,251,830
Commercial Services & Supplies — 1.7%
Republic Services Inc.	11,958	1,584,435
Waste Management Inc.	10,284	1,630,014
Total Commercial Services & Supplies		3,214,449
Industrial Conglomerates — 1.4%
3M Co.	11,714	1,743,980
Jardine Matheson Holdings Ltd.	18,176	996,920	(a)
Total Industrial Conglomerates		2,740,900
Machinery — 2.2%
Caterpillar Inc.	10,800	2,406,456
Cummins Inc.	8,100	1,661,391
Total Machinery		4,067,847
Road & Rail — 0.7%
Aurizon Holdings Ltd.	507,007	1,392,192	(a)

See Notes to Financial Statements.

6	Franklin Global Dividend Fund 2022 Semi-Annual Report

Franklin Global Dividend Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Trading Companies & Distributors — 0.9%
ITOCHU Corp.	51,370	$ 1,742,576	(a)
Total Industrials		16,718,986
Information Technology — 21.0%
Communications Equipment — 3.5%
Cisco Systems Inc.	42,969	2,395,951
Juniper Networks Inc.	55,823	2,074,383
Motorola Solutions Inc.	8,800	2,131,360
Total Communications Equipment		6,601,694
IT Services — 2.2%
Amdocs Ltd.	24,394	2,005,431
International Business Machines Corp.	16,500	2,145,330
Total IT Services		4,150,761
Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	49,881	2,472,103
Texas Instruments Inc.	12,436	2,281,757
Total Semiconductors & Semiconductor Equipment		4,753,860
Software — 5.0%
Microsoft Corp.	24,897	7,675,994
Open Text Corp.	40,900	1,734,160
Total Software		9,410,154
Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	26,700	4,662,087
Asustek Computer Inc.	164,000	2,133,150	(a)
FUJIFILM Holdings Corp.	24,394	1,492,347	(a)
HP Inc.	56,980	2,068,374
Lite-On Technology Corp.	824,000	1,952,218	(a)
Logitech International SA, Registered Shares	19,372	1,435,685	(a)
Samsung Electronics Co. Ltd.	17,664	1,009,103	(a)
Total Technology Hardware, Storage & Peripherals		14,752,964
Total Information Technology		39,669,433
Materials — 3.3%
Containers & Packaging — 1.0%
International Paper Co.	40,000	1,846,000
Metals & Mining — 2.3%
Newmont Corp.	31,377	2,492,903
Rio Tinto Ltd.	21,380	1,893,912	(a)
Total Metals & Mining		4,386,815
Total Materials		6,232,815

See Notes to Financial Statements.

Franklin Global Dividend Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Dividend Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Real Estate — 1.8%
Real Estate Management & Development — 1.8%
Daito Trust Construction Co. Ltd.		14,588	$1,547,779	(a)
Hysan Development Co. Ltd.		239,154	696,944	(a)
Sun Hung Kai Properties Ltd.		104,271	1,242,093	(a)
Total Real Estate			3,486,816
Utilities — 5.9%
Electric Utilities — 3.5%
Chubu Electric Power Co. Inc.		117,186	1,214,120	(a)
CLP Holdings Ltd.		180,051	1,754,576	(a)
Pinnacle West Capital Corp.		11,623	907,757
Red Electrica Corp. SA		94,705	1,945,013	(a)
Southern Co.		11,671	846,264
Total Electric Utilities			6,667,730
Gas Utilities — 0.9%
Enagas SA		74,138	1,647,436	(a)
Multi-Utilities — 1.5%
Atco Ltd., Class I Shares		36,017	1,236,819
Canadian Utilities Ltd., Class A Shares		50,988	1,562,901
Total Multi-Utilities			2,799,720
Total Utilities			11,114,886
Total Investments before Short-Term Investments (Cost — $154,325,678)			185,634,190

	Rate
Short-Term Investments — 1.3%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,402,768)	0.172%	2,402,768	2,402,768
Total Investments — 99.5% (Cost — $156,728,446)			188,036,958
Other Assets in Excess of Liabilities — 0.5%			1,037,920
Total Net Assets — 100.0%			$189,074,878

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

8	Franklin Global Dividend Fund 2022 Semi-Annual Report

Franklin Global Dividend Fund

Summary of Investments by Country**
United States	62.3%
Japan	7.2
Canada	4.6
France	3.2
Switzerland	3.1
United Kingdom	2.9
Taiwan	2.8
South Korea	2.6
Hong Kong	2.5
Spain	1.9
Australia	1.7
China	1.6
Israel	1.2
Netherlands	1.1
Short-Term Investments	1.3
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2022 and are subject to change.

See Notes to Financial Statements.

Franklin Global Dividend Fund 2022 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

March 31, 2022

Assets:
Investments, at value (Cost — $156,728,446)	$188,036,958
Foreign currency, at value (Cost — $97,697)	97,380
Dividends receivable	1,017,970
Receivable for Fund shares sold	138,372
Prepaid expenses	30,749
Total Assets	189,321,429

Liabilities:
Investment management fee payable	104,083
Payable for Fund shares repurchased	49,130
Fund accounting fees payable	33,437
Audit and tax fees payable	15,486
Legal fees payable	13,246
Trustees’ fees payable	4,275
Service and/or distribution fees payable	2,938
Distributions payable	181
Accrued expenses	23,775
Total Liabilities	246,551
Total Net Assets	$189,074,878

Net Assets:
Par value (Note 7)	$130
Paid-in capital in excess of par value	152,671,228
Total distributable earnings (loss)	36,403,520
Total Net Assets	$189,074,878

See Notes to Financial Statements.

10	Franklin Global Dividend Fund 2022 Semi-Annual Report

Net Assets:
Class A	$13,874,761
Class C	$128,535
Class FI	$42,258
Class I	$1,795,538
Class IS	$173,233,786

Shares Outstanding:
Class A	952,999
Class C	8,750
Class FI	2,851
Class I	123,939
Class IS	11,923,920

Net Asset Value:
Class A (and redemption price)	$14.56
Class C*	$14.69
Class FI (and redemption price)	$14.82
Class I (and redemption price)	$14.49
Class IS (and redemption price)	$14.53
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$15.45

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin Global Dividend Fund 2022 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended March 31, 2022

Investment Income:
Dividends	$3,044,902
Less: Foreign taxes withheld	(164,833)
Total Investment Income	2,880,069

Expenses:
Investment management fee (Note 2)	612,923
Registration fees	44,859
Fund accounting fees	39,605
Transfer agent fees (Note 5)	18,602
Legal fees	18,502
Service and/or distribution fees (Notes 2 and 5)	16,621
Audit and tax fees	13,786
Custody fees	7,510
Trustees’ fees	6,715
Shareholder reports	5,335
Insurance	1,261
Interest expense	434
Miscellaneous expenses	6,243
Total Expenses	792,396
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(8,243)
Net Expenses	784,153
Net Investment Income	2,095,916

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	5,724,976
Foreign currency transactions	6,194
Net Realized Gain	5,731,170
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	8,086,908
Foreign currencies	(9,804)
Change in Net Unrealized Appreciation (Depreciation)	8,077,104
Net Gain on Investments and Foreign Currency Transactions	13,808,274
Increase in Net Assets From Operations	$15,904,190

See Notes to Financial Statements.

12	Franklin Global Dividend Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2022 (unaudited) and the Year Ended September 30, 2021	2022	2021

Operations:
Net investment income	$2,095,916	$8,246,243
Net realized gain	5,731,170	56,839,325
Change in net unrealized appreciation (depreciation)	8,077,104	7,349,301
Increase in Net Assets From Operations	15,904,190	72,434,869

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,660,020)	(8,652,090)
Decrease in Net Assets From Distributions to Shareholders	(9,660,020)	(8,652,090)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,323,781	33,916,525
Reinvestment of distributions	9,658,259	8,328,156
Cost of shares repurchased	(15,370,442)	(50,850,036)
Shares redeemed in-kind (Note 9)	—	(207,713,619)
Increase (Decrease) in Net Assets From Fund Share Transactions	611,598	(216,318,974)
Increase (Decrease) in Net Assets	6,855,768	(152,536,195)

Net Assets:
Beginning of period	182,219,110	334,755,305
End of period	$189,074,878	$182,219,110

See Notes to Financial Statements.

Franklin Global Dividend Fund 2022 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$14.09	$12.07	$12.88	$13.33	$12.50	$11.97

Income (loss) from operations:
Net investment income	0.14	0.39	0.26	0.32	0.31	0.28
Net realized and unrealized gain (loss)	1.05	2.00	(0.53)	(0.20)	0.87	0.60
Total income (loss) from operations	1.19	2.39	(0.27)	0.12	1.18	0.88

Less distributions from:
Net investment income	(0.13)	(0.37)	(0.28)	(0.25)	(0.33)	(0.25)
Net realized gains	(0.59)	—	(0.26)	(0.32)	(0.02)	(0.10)
Total distributions	(0.72)	(0.37)	(0.54)	(0.57)	(0.35)	(0.35)

Net asset value, end of period	$14.56	$14.09	$12.07	$12.88	$13.33	$12.50
Total return[3]	8.58%	19.90%	(2.24)%	1.32%	9.54%	7.54%

Net assets, end of period (000s)	$13,875	$12,096	$589	$563	$400	$293

Ratios to average net assets:
Gross expenses	1.31%[4]	1.31%	1.19%	1.13%	1.12%	1.12%
Net expenses[5]	1.18 [4,6]	1.19 [6]	1.19 [6]	1.13	1.12	1.12
Net investment income	1.91 [4]	2.68	2.15	2.50	2.40	2.34

Portfolio turnover rate	9%	22%[7]	21%	30%	14%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.18%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to May 21, 2021, the expense limitation was 1.30%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	Franklin Global Dividend Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$14.18	$12.12	$12.93	$13.36	$12.49	$11.95

Income (loss) from operations:
Net investment income	0.09	0.15	0.16	0.20	0.19	0.18
Net realized and unrealized gain (loss)	1.05	2.13	(0.53)	(0.17)	0.91	0.61
Total income (loss) from operations	1.14	2.28	(0.37)	0.03	1.10	0.79

Less distributions from:
Net investment income	(0.04)	(0.22)	(0.18)	(0.14)	(0.21)	(0.15)
Net realized gains	(0.59)	—	(0.26)	(0.32)	(0.02)	(0.10)
Total distributions	(0.63)	(0.22)	(0.44)	(0.46)	(0.23)	(0.25)

Net asset value, end of period	$14.69	$14.18	$12.12	$12.93	$13.36	$12.49
Total return[3]	8.21%	18.77%	(2.92)%	0.57%	8.82%	6.77%

Net assets, end of period (000s)	$129	$120	$149	$170	$418	$938

Ratios to average net assets:
Gross expenses	1.95%[4]	2.11%	1.98%	1.83%	1.82%	1.81%
Net expenses[5]	1.95 [4]	2.05 [6]	1.98 [6]	1.83	1.82	1.81
Net investment income	1.24 [4]	1.08	1.31	1.57	1.48	1.53

Portfolio turnover rate	9%	22%[7]	21%	30%	14%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin Global Dividend Fund 2022 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$14.33	$12.26	$12.87	$13.32	$12.50	$11.95

Income (loss) from operations:
Net investment income	0.13	0.28	0.20	0.28	0.35	0.25
Net realized and unrealized gain (loss)	1.07	2.14	(0.44)	(0.17)	0.83	0.61
Total income (loss) from operations	1.20	2.42	(0.24)	0.11	1.18	0.86

Less distributions from:
Net investment income	(0.12)	(0.35)	(0.11)	(0.24)	(0.34)	(0.21)
Net realized gains	(0.59)	—	(0.26)	(0.32)	(0.02)	(0.10)
Total distributions	(0.71)	(0.35)	(0.37)	(0.56)	(0.36)	(0.31)

Net asset value, end of period	$14.82	$14.33	$12.26	$12.87	$13.32	$12.50
Total return[3]	8.50%	19.78%	(2.05)%	1.24%	9.48%	7.40%

Net assets, end of period (000s)	$42	$40	$28	$1,017	$2,111	$640

Ratios to average net assets:
Gross expenses	1.31%[4]	1.83%	1.14%	1.14%	1.18%	1.18%
Net expenses[5]	1.30 [4,6]	1.30 [6]	1.14 [6]	1.14	1.18	1.18
Net investment income	1.76 [4]	2.00	1.55	2.24	2.67	2.03

Portfolio turnover rate	9%	22%[7]	21%	30%	14%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	Franklin Global Dividend Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$14.02	$12.00	$12.80	$13.25	$12.43	$11.91

Income (loss) from operations:
Net investment income	0.16	0.33	0.30	0.35	0.32	0.36
Net realized and unrealized gain (loss)	1.05	2.09	(0.52)	(0.19)	0.88	0.54
Total income (loss) from operations	1.21	2.42	(0.22)	0.16	1.20	0.90

Less distributions from:
Net investment income	(0.15)	(0.40)	(0.32)	(0.29)	(0.36)	(0.28)
Net realized gains	(0.59)	—	(0.26)	(0.32)	(0.02)	(0.10)
Total distributions	(0.74)	(0.40)	(0.58)	(0.61)	(0.38)	(0.38)

Net asset value, end of period	$14.49	$14.02	$12.00	$12.80	$13.25	$12.43
Total return[3]	8.77%	20.26%	(1.87)%	1.60%	9.71%	7.73%

Net assets, end of period (000s)	$1,796	$1,496	$1,378	$1,044	$301	$1,169

Ratios to average net assets:
Gross expenses	0.91%[4]	0.89%	0.86%	0.85%	0.90%	0.82%
Net expenses[5]	0.91 [4]	0.89	0.86 [6]	0.85	0.90	0.82
Net investment income	2.19 [4]	2.38	2.51	2.83	2.51	2.96

Portfolio turnover rate	9%	22%[7]	21%	30%	14%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin Global Dividend Fund 2022 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$14.06	$12.03	$12.83	$13.28	$12.45	$11.93

Income (loss) from operations:
Net investment income	0.16	0.34	0.31	0.35	0.35	0.33
Net realized and unrealized gain (loss)	1.05	2.11	(0.52)	(0.18)	0.88	0.58
Total income (loss) from operations	1.21	2.45	(0.21)	0.17	1.23	0.91

Less distributions from:
Net investment income	(0.15)	(0.42)	(0.33)	(0.30)	(0.38)	(0.29)
Net realized gains	(0.59)	—	(0.26)	(0.32)	(0.02)	(0.10)
Total distributions	(0.74)	(0.42)	(0.59)	(0.62)	(0.40)	(0.39)

Net asset value, end of period	$14.53	$14.06	$12.03	$12.83	$13.28	$12.45
Total return[3]	8.80%	20.44%	(1.74)%	1.71%	9.98%	7.82%

Net assets, end of period (millions)	$173	$168	$323	$347	$351	$334

Ratios to average net assets:
Gross expenses	0.80%[4]	0.74%	0.74%	0.74%	0.76%	0.76%
Net expenses[5]	0.80 [4]	0.74	0.74 [6]	0.74	0.76	0.76
Net investment income	2.25 [4]	2.47	2.56	2.75	2.72	2.73

Portfolio turnover rate	9%	22%[7]	21%	30%	14%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	Franklin Global Dividend Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Franklin Global Dividend Fund 2022 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	Franklin Global Dividend Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$7,773,622	$9,584,198	—	$17,357,820
Consumer Discretionary	8,764,163	1,441,073	—	10,205,236
Consumer Staples	18,003,984	8,059,211	—	26,063,195
Financials	9,682,090	10,121,081	—	19,803,171
Health Care	28,657,720	6,324,112	—	34,981,832
Industrials	12,587,298	4,131,688	—	16,718,986
Information Technology	31,646,930	8,022,503	—	39,669,433
Materials	4,338,903	1,893,912	—	6,232,815
Real Estate	—	3,486,816	—	3,486,816
Utilities	4,553,741	6,561,145	—	11,114,886
Total Long-Term Investments	126,008,451	59,625,739	—	185,634,190
Short-Term Investments†	2,402,768	—	—	2,402,768
Total Investments	$128,411,219	$59,625,739	—	$188,036,958

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Franklin Global Dividend Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

22	Franklin Global Dividend Fund 2022 Semi-Annual Report

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary

Franklin Global Dividend Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.18%, 2.05%, 1.30%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended March 31, 2022, fees waived and/or expenses reimbursed amounted to $8,243.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$4,784
CDSCs	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2022, Franklin Resources and its affiliates owned 85% of the Fund.

3. Investments

During the six months ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$15,967,075
Sales	24,074,662

24	Franklin Global Dividend Fund 2022 Semi-Annual Report

At March 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$156,728,446	$44,150,614	$(12,842,102)	$31,308,512

4. Derivative instruments and hedging activities

During the six months ended March 31, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$15,875	$16,314
Class C	694	99
Class FI	52	52
Class I	—	885
Class IS	—	1,252
Total	$16,621	$18,602

For the six months ended March 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$8,242
Class C	—
Class FI	1
Class I	—
Class IS	—
Total	$8,243

Franklin Global Dividend Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Net Investment Income:
Class A	$114,651	$217,766
Class A2†	—	99,324
Class C	337	1,822
Class FI	329	887
Class I	17,671	42,071
Class IS	1,827,023	8,290,220
Total	$1,960,011	$8,652,090

Net Realized Gains:
Class A	$505,917	—
Class A2†	—	—
Class C	5,001	—
Class FI	1,654	—
Class I	69,338	—
Class IS	7,118,099	—
Total	$7,700,009	—

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Shares of beneficial interest

At March 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	106,331	$1,537,030	858,026	$12,498,809
Shares issued on reinvestment	43,776	620,568	15,352	217,766
Shares repurchased	(55,676)	(802,980)	(63,641)	(919,881)
Net increase	94,431	$1,354,618	809,737	$11,796,694

Class A2†
Shares sold	—	—	135,429	$1,802,763
Shares issued on reinvestment	—	—	7,472	99,324
Shares repurchased	—	—	(977,181)	(14,060,837)
Net decrease	—	—	(834,280)	$(12,158,750)

26	Franklin Global Dividend Fund 2022 Semi-Annual Report

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	9,265	$131,048	3,505	$51,200
Shares issued on reinvestment	375	5,338	131	1,822
Shares repurchased	(9,349)	(136,499)	(7,445)	(98,737)
Net increase (decrease)	291	$(113)	(3,809)	$(45,715)

Class FI
Shares sold	—	—	474	$7,200
Shares issued on reinvestment	83	$1,196	36	500
Shares repurchased	(38)	(545)	(13)	(185)
Net increase	45	$651	497	$7,515

Class I
Shares sold	20,026	$290,586	22,523	$305,388
Shares issued on reinvestment	6,167	87,009	3,052	42,071
Shares repurchased	(8,945)	(128,164)	(33,755)	(450,805)
Net increase (decrease)	17,248	$249,431	(8,180)	$(103,346)

Class IS
Shares sold	299,955	$4,365,117	1,401,529	$19,251,165
Shares issued on reinvestment	632,214	8,944,148	579,341	7,966,673
Shares repurchased	(990,160)	(14,302,254)	(2,574,444)	(35,319,591)
Shares redeemed in-kind	—	—	(14,246,476)	(207,713,619)
Net decrease	(57,991)	$(992,989)	(14,840,050)	$(215,815,372)

†

On June 24, 2021, the Fund converted 811,341 Class A2 shares into 811,897 Class A shares, valued at $11,837,463. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2022.

Franklin Global Dividend Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

9. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended September 30, 2021, the Fund had redemptions in-kind with total proceeds in the amount of $207,713,619. The net realized gain on these redemptions in-kind amounted to $45,135,023, which was not realized for tax purposes.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

* * *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

28	Franklin Global Dividend Fund 2022 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Franklin Global Dividend Fund	29

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

30	Franklin Global Dividend Fund

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Franklin

Global Dividend Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Franklin Global Dividend Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Franklin Global Dividend Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Global Dividend Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BATX015517 5/22 SR22-4390

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: May 25, 2022